Loans and borrowings - Narrative (Details) - EUR (€)		12 Months Ended
	Nov. 24, 2023	Mar. 31, 2025	Jun. 06, 2024	Mar. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 532,740,000		€ 588,867,000
Effective interest rate margin change			1.00%
Current portion		759,000		889,000
Senior security term loan
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 610,000,000
Borrowings, maturity	7-year
Borrowing costs capitalised		3,100,000
Borrowing costs incurred		800,000
Senior security term loan | At fair value
Disclosure of detailed information about borrowings [line items]
Borrowings		545,700,000
Senior security term loan | Gain on terms modification
Disclosure of detailed information about borrowings [line items]
Borrowings		(55,936,000)		0
Senior secured revolver facility
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 97,500,000
New Senior Facilities Agreement (SFA)
Disclosure of detailed information about borrowings [line items]
Borrowings, covenant, maximum net leverage ratio	800.00%
Borrowings, covenant, outstanding facility minus cash balance, maximum percentage of threshold (in percentage)	40.00%
Borrowings, covenant, threshold amount	€ 97,500,000
Other bank loans
Disclosure of detailed information about borrowings [line items]
Borrowings		2,300,000		2,700,000
Bank overdraft
Disclosure of detailed information about borrowings [line items]
Borrowings		0		0
Undrawn borrowing facilities		€ 3,500,000		€ 3,500,000